MATERIAL ACCOUNTING POLICIES - Schedule of Discount Rates Applied to Discount Future Cash Flows (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
1 year | Soles
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Discount rates	4.68%	4.86%	5.98%
1 year | Soles VAC
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Discount rates	1.56%	1.69%	1.44%
1 year | Dollars
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Discount rates	4.99%	5.71%	6.52%
3 years | Soles
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Discount rates	4.90%	5.41%	6.18%
3 years | Soles VAC
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Discount rates	2.10%	2.59%	3.13%
3 years | Dollars
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Discount rates	5.06%	5.82%	5.74%
5 years | Soles
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Discount rates	5.42%	6.20%	6.62%
5 years | Soles VAC
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Discount rates	2.67%	3.18%	3.58%
5 years | Dollars
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Discount rates	5.24%	5.93%	5.57%
10 years | Soles
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Discount rates	6.74%	7.40%	7.12%
10 years | Soles VAC
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Discount rates	3.55%	3.66%	3.91%
10 years | Dollars
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Discount rates	5.69%	6.13%	5.61%
20 years | Soles
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Discount rates	7.73%	7.88%	7.41%
20 years | Soles VAC
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Discount rates	3.84%	3.91%	4.08%
20 years | Dollars
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Discount rates	6.30%	6.41%	5.93%